Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Company's Revenues By Service Category
The following table presents the Company’s revenues by service category (
in thousands
):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Online	$32,786	$20,718	$67,351	$38,037
In-person	—	852	—	6,528

Revenue	$32,786	$21,570	$67,351	$44,565

The following table presents the Company’s revenues by service category (in thousands):

	Year Ended December 31,
	2020	2019	2018
Online	$97,440	$64,378	$41,860
In-person	6,528	26,074	30,178

Revenue	$103,968	$90,452	$72,038

Schedule of Accounts Receivable, Net and Deferred Revenue
The following table presents our “Accounts receivable, net”, and “Deferred revenue” balances (
in thousands
):

	June 30, 2021	December 31, 2020
Accounts receivable, net	$1,442	$475
Deferred revenue	$17,695	$17,270

The following table presents our “Accounts receivable, net”, and “Deferred revenue” balances (in thousands):

	December 31,
	2020	2019
Accounts receivable, net	$475	$758
Deferred revenue	$17,270	$14,723